Other Liabilities And Provisions	12 Months Ended
Dec. 31, 2013
Other Liabilities And Provisions [Abstract]
Other Liabilities And Provisions

13.Other Liabilities and Provisions

As at December 31	2013	2012

The Bow Office Building (See Note 8)	$1,631	$1,674
Asset under Construction - Production Field Centre (See Note 8)	-	612
Capital Lease Obligations (See Note 8)	544	69
Unrecognized Tax Benefits (See Note 6)	133	134
Pensions and Other Post-Employment Benefits (See Note 19)	110	165
Other	102	18
	$2,520	$2,672

The Bow Office Building

As described in Note 8, Encana has recognized the accumulated costs for The Bow office building as an asset with a related liability. In 2012, Encana commenced payments to the third party developer under a 25-year agreement. At the conclusion of the 25-year term, the remaining asset and corresponding liability are expected to be derecognized. Encana has also subleased part of The Bow office space to a subsidiary of Cenovus Energy Inc. The total undiscounted future payments related to the lease agreement and the total undiscounted future amounts expected to be recovered from the Cenovus sublease are outlined below.

(undiscounted)	2014	2015	2016	2017	2018	Thereafter	Total

Expected future lease payments	$87	$87	$88	$89	$90	$1,893	$2,334
Sublease recoveries	$(43)	$(43)	$(44)	$(44)	$(44)	$(939)	$(1,157)

Capital Lease Obligations

As described in Note 8, the PFC commenced commercial operations in December 2013. Accordingly, Encana derecognized the asset under construction and related liability and recorded the PFC as a capital lease asset with a corresponding capital lease obligation. Under the lease contract, Encana has a purchase option and the option to extend the lease for 12 one-year terms at fixed prices after the initial lease term expires in 2021. As a result,

the lease contract qualifies as a variable interest and the related leasing entity qualifies as a variable interest entity ("VIE"). Encana is not the primary beneficiary of the VIE as the Company does not have the power to direct the activities that most significantly impact the VIE's economic performance. Encana is not required to provide any financial support or guarantees to the lease entity and its affiliates, other than the contractual payments under the lease and operating contracts.

The total expected future lease payments related to the Company’s capital lease obligations are outlined below.

	2014	2015	2016	2017	2018	Thereafter	Total

Expected future lease payments	$106	$93	$93	$94	$94	$315	$795
Less amounts representing interest	40	32	28	25	20	40	185
Present value of expected
future lease payments	$66	$61	$65	$69	$74	$275	$610